SCHEDULE OF BREAKDOWN OF THE STOCK-BASED COMPENSATION EXPENSE (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Option Expense	$ 233	$ 479	$ 823	$ 1,771
RSU Expense	19,679	14,938	49,591	36,026
Total	19,912	15,417	50,414	37,797
Cost of Sales – Agent Stock Based Compensation [Member]
Option Expense
RSU Expense	12,555	9,613	32,757	23,763
Total	12,555	9,613	32,757	23,763
Marketing Expenses – Agent Stock Based Compensation [Member]
Option Expense	55	90	180	301
RSU Expense	3,880	2,575	10,348	6,836
Total	3,935	2,665	10,528	7,137
Marketing Expenses – FTE Stock Based Compensation [Member]
Option Expense		1		2
RSU Expense	43	5	126	9
Total	43	6	126	11
Research and Development – FTE Stock Based Compensation [Member]
Option Expense		5	3	20
RSU Expense	339	303	941	621
Total	339	308	944	641
General and Administrative – FTE Stock Based Compensation [Member]
Option Expense	178	383	640	1,448
RSU Expense	2,862	2,442	5,419	4,797
Total	$ 3,040	$ 2,825	$ 6,059	$ 6,245